Consolidated Statement of Changes in Equity - BRL (R$) R$ in Thousands	Share capital	Additional Paid-in Capital	Treasury Shares	Capital reserves	Loss -Hedge activities	Foreign currency translation reserve	Accumulated loss	Equity attributable to owners of parent Total	Non-controlling interest	Total
Balance as of December 31, 2021 at Dec. 31, 2019	R$ 34,247					R$ 53	R$ (9,816)	R$ 24,484		R$ 24,484
IfrsStatementLineItems [Line Items]
Loss for the year							(19,434)	(19,434)		(19,434)
Foreign currency translation differences						843		843		843
Total comprehensive income (loss) for the year						843	(19,434)	(18,591)		(18,591)
Transactions with owners of the Group:
Capital contribution	21,571							21,571		21,571
Stock option plan				1,800				1,800		1,800
Subtotal	55,818
Acquisition of non-controlling interest							(52,582)	(52,582)	7,029	(45,553)
Balance as of December 31, 2022 at Dec. 31, 2020	55,818			1,800		896	(81,832)	(23,318)	7,029	(16,289)
IfrsStatementLineItems [Line Items]
Loss for the year							(68,188)	(68,188)	(186)	(68,374)
Foreign currency translation differences						(1,918)		(1,918)		(1,918)
Total comprehensive income (loss) for the year						(1,918)	(68,188)	(70,106)	(186)	(70,292)
Transactions with owners of the Group:
Transaction with non-controlling interest- Tradimus							3,889	3,889	6,147	10,036
Stock option plan				14,199				14,199		14,199
Transaction with non-controlling interest - LinkAP							5,654	5,654	(7,203)	(1,549)
Balance as of December 31, 2022 at Dec. 31, 2021	55,818			15,999		(1,022)	(140,477)	(69,682)	5,787	(63,895)
IfrsStatementLineItems [Line Items]
Loss for the year							(328,392)	(328,392)	(1,438)	(329,830)
Foreign currency translation differences						(2,477)		(2,477)		(2,477)
Hedging activities losses					(3,341)			(3,341)		(3,341)
Total comprehensive income (loss) for the year					(3,341)	(2,477)	(328,392)	(334,210)	(1,438)	(335,648)
Transactions with owners of the Group:
Transaction with non-controlling interest- Tradimus									(203)	(203)
Stock option plan				4,025				4,025		4,025
Exercise of stock option				276				276		276
Treasury shares			(508)					(508)		(508)
Subtotal	55,818		(508)	20,300	(3,341)	(3,499)	(468,869)	(400,099)	4,146	(395,953)
Recapitalization of Semantix (1:37.747 exchange ratio)	(55,490)	55,490
Subtotal - restructured	328	55,490	(508)	20,300	(3,341)	(3,499)	(468,869)	(400,099)	4,146	(395,953)
SPAC merger transaction	97	817,281						817,378		817,378
Balance as of December 31, 2022 at Dec. 31, 2022	R$ 425	R$ 872,771	R$ (508)	R$ 20,300	R$ (3,341)	R$ (3,499)	R$ (468,869)	R$ 417,279	R$ 4,146	R$ 421,425